Segment information - Additional information (Details) - USD ($) $ in Millions	Sep. 30, 2019	Jun. 30, 2019	May 28, 2019	Jan. 29, 2018	Dec. 01, 2017	Jan. 03, 2017	Aug. 31, 2014
Hoegh LNG [Member]
Business Acquisition, Percentage of Voting Interests Acquired					49.00%	51.00%
Revolving credit facility
Line of Credit Facility, Maximum Borrowing Capacity			$ 85	$ 85			$ 85
Revolving credit facility | Hoegh LNG [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85
$385 Million Facility (Member)
Line of Credit Facility, Maximum Borrowing Capacity	$ 385
Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage		50.00%